Accumulated Other Comprehensive Income - Reclassification Adjustments From Accumulated Other Comprehensive Income (Loss) (Details 2) (10-K) - USD ($)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification from accumulated other comprehensive income (loss) to investment revenues, before taxes	$ (22,000,000)		$ (11,000,000)							$ (66,000,000)	$ (44,000,000)	$ (52,000,000)	$ (39,000,000)	$ (35,000,000)
Provision for (benefit from) income taxes	(8,000,000)	$ 148,000,000	(2,000,000)	$ 8,000,000	$ (7,000,000)	$ 13,000,000	$ (235,000,000)	$ (44,000,000)	$ (31,000,000)	(111,000,000)	(1,000,000)	0	0	16,000,000
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Investment Gain (Loss) Attributable to Parent [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification from accumulated other comprehensive income (loss) to investment revenues, before taxes	(3,000,000)		(4,000,000)							(9,000,000)	(14,000,000)	(12,000,000)	(8,000,000)	(3,000,000)
Provision for (benefit from) income taxes	$ 1,000,000		$ 2,000,000							$ 3,000,000	$ 5,000,000	(4,000,000)	(3,000,000)	(1,000,000)
Reclassification from accumulated other comprehensive income (loss) to investment revenues, net of taxes												$ 8,000,000	$ 5,000,000	$ 2,000,000